UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:__________________

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Alesco Advisors LLC
                                 Address: 1080 Pittsford-Victor Road
                                          Pittsford, New York 14534

                                 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ned W. Roman
Title: Compliance Officer
Phone: (585) 586-0970

Signature,                               Place,             and Date of Signing:


/s/ Ned W. Roman                         Pittsford, N.Y.        01/29/2004
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $136,016
                                         (thousands)

List of Other Included Managers:

NONE.

FORM 13F INFORMATION TABLE

                       TITLE OF                       VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER      CLASS              CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
---------------------  --------          ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
Aeropostale            Com               007865108   $14,057   512,645 SH             Other                      0     0     512,645
FleetBoston Fin Corp   Com               339030108    $6,548   150,000 SH             Other                      0     0     150,000
Phoenix Footware
  Group Inc            Com               71903M100    $4,900   666,200 SH             Other                      0     0     666,200
Intel Corp             Com               458140100      $789    24,632 SH             Other                  2,132     0      22,500
American Residential
  Invs                 Com               02926T103      $583    81,600 SH             Other                      0     0      81,600
Xerox Corp             Com               984121103      $534    38,704 SH             Other                  8,704     0      30,000
Anheuser Busch
  Cos Inc              Com               035229103      $369     6,998 SH             Other                  6,998     0           0
Brown & Brown Inc      Com               115236101      $274     8,402 SH             Other                  8,402     0           0
SPDR TR                Unit Ser 1        78462F103   $25,111   225,654 SH             Sole                 205,349     0      20,259
ISHARES TR             S&P 500 Index     464287200   $17,453   156,922 SH             Sole                 152,622     0       4,300
ISHARES                S&P SMLCAP 600    464287804   $10,988    82,000 SH             Sole                  73,740     0       8,260
ISHARES                S&P MIDCAP 400    464287507   $10,506    91,310 SH             Sole                  82,435     0       8,875
ISHARES                MSCI EAFE IDX     464287465    $9,334    68,238 SH             Sole                  64,503     0       3,735
ISHARES                S&P MIDCP GROW    464287606    $6,052    50,986 SH             Sole                  47,666     0       3,320
ISHARES                S&P SMLCP GROW    464287887    $5,396    60,817 SH             Sole                  56,267     0       4,550
ISHARES                S&P MIDCP VALU    464287705    $4,991    45,210 SH             Sole                  41,285     0       3,925
ISHARES                S&P 500/BAR VAL   464287408    $4,690    84,765 SH             Sole                  82,285     0       2,480
ISHARES                S&P 500/BAR GRW   464287309    $4,640    83,460 SH             Sole                  77,665     0       5,795
ISHARES                S&P SMLCP VALU    464287879    $4,428    44,040 SH             Sole                  36,885     0       7,155
DIAMONDS TR            Unit Ser 1        252787106      $910     8,700 SH             Sole                   8,690     0          10
ISHARES                RUSSELL 2000      464287655      $698     6,300 SH             Sole                   3,000     0       3,300
ISHARES                RUSSELL MIDCAP    464287499      $671    10,000 SH             Sole                   4,800     0       5,200
MIDCAP SPDR TR         Unit Ser 1        595635103      $664     6,300 SH             Sole                   6,300     0           0
FRESCO INDEX SHS
  FDS                  DJ EURO STX 50    35802T201      $332     9,450 SH             Sole                   9,450     0           0
ISHARES                RUSL 2000 GROW    464287648      $224     3,775 SH             Sole                   2,625     0       1,150
ISHARES                RUSSELL MCP GR    464287481      $221     3,000 SH             Sole                   2,100     0         900
ISHARES                RUSL 2000 VALU    464287630      $221     1,375 SH             Sole                     975     0         400
ISHARES                RUSSELL MCP VL    464287473      $217     2,325 SH             Sole                   1,675     0         650
ISHARES                RUSSELL 1000      464287622      $215     3,600 SH             Sole                   3,600     0           0